CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS	12 Months Ended
Dec. 31, 2011
CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS
CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS

3.              CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS

The Partnership trades futures, forwards and option contracts.  The level of trading is affected by conditions in those markets.  During the year ended December 31, 2011, 305,162 contracts were closed. The fair value of options held as of December 31, 2011 includes premiums paid of $144,782 and received of $506,379. The fair value of the Partnership’s futures, forwards and options contracts by type, defined as Net unrealized profit (loss) on open contracts in the Consolidated Statements of Financial Condition as of December 31, 2011 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	(Loss) Market Value on	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Open Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	339	$139,401	$(136,604)	$2,797	0.00%	(488)	$351,394	$(243,839)	$107,555	0.03%	$110,352	0.03%	January 12 - June 12
Currencies	228	262,274	(9,831)	252,443	0.06%	(320)	468,713	(21,679)	447,034	0.12%	699,477	0.18%	January 12 - March 12
Energy	128	57,091	(68,814)	(11,723)	0.00%	(210)	242,395	(32,440)	209,955	0.05%	198,232	0.05%	January 12 - July 12
Interest rates	3,736	1,667,533	(53,994)	1,613,539	0.41%	(112)	4,516	(68,995)	(64,479)	-0.02%	1,549,060	0.39%	January 12 - March 14
Metals	294	27,528	(797,833)	(770,305)	-0.19%	(359)	727,792	(129,151)	598,641	0.15%	(171,664)	-0.04%	January 12 - December 12
Stock indices	548	165,282	(69,952)	95,330	0.02%	(443)	87,807	(148,469)	(60,662)	-0.02%	34,668	0.00%	January 12 - March 12
Subtotal	5,273	2,319,109	(1,137,028)	1,182,081	0.30%	(1,932)	1,882,617	(644,573)	1,238,044	0.31%	2,420,125	0.61%

Forwards
Currencies		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%	January 12 - July 12
Subtotal		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%

Options
Currencies	—	31,990	—	31,990	0.01%	—	—	(40,141)	(40,141)	-0.01%	(8,151)	0.00%	January 12 - February 12
Interest Rates	140	17,516	—	17,516	0.00%	(232)	—	(234,001)	(234,001)	-0.06%	(216,485)	-0.06%	January 12 - March 12
Stock indices	4	1,507	—	1,507	0.00%	(32)	—	(52,285)	(52,285)	-0.01%	(50,778)	-0.01%	January 12 - June 12
Subtotal	144	51,013	—	51,013	0.01%	(264)	—	(326,427)	(326,427)	-0.08%	(275,414)	-0.07%

Total	5,417	$3,107,639	$(1,503,641)	$1,603,998	0.40%	(2,196)	$2,855,858	$(2,196,815)	$659,043	0.17%	$2,263,041	0.57%

No individual contract’s unrealized profit or loss comprised greater than 5% of the Partnership’s capital as of December 31, 2011.

During the year ended December 31, 2010, 547,419 contracts were closed.  The fair value of the Partnership’s futures and forward contracts by type, defined as Net unrealized profit (loss) on open contracts in the Consolidated Statements of Financial Condition as of December 31, 2010 are as follows:

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Net Assets	of Contracts	Gains	Losses	Profit (Loss)	Net Assets	Open Contracts	Net Assets	Maturity Dates

Futures
Agriculture	1,885	$2,648,562	$(82,267)	$2,566,295	0.68%	(243)	$—	$(917,686)	$(917,686)	-0.24%	$1,648,609	0.44%	January 11 - June 11
Currencies	1,301	2,128,950	(64,615)	2,064,335	0.55%	(348)	67,761	(165,042)	(97,281)	-0.03%	1,967,054	0.52%	January 11 - March 11
Energy	596	1,036,864	(122,523)	914,341	0.25%	(158)	6,925	(186,976)	(180,051)	-0.05%	734,290	0.20%	January 11 - July 11
Interest rates	3,535	918,017	(38,715)	879,302	0.24%	(731)	356,924	(240,344)	116,580	0.03%	995,882	0.27%	January 11 - December 12
Metals	1,034	4,619,730	(97,797)	4,521,933	1.20%	(666)	41,164	(3,233,011)	(3,191,847)	-0.85%	1,330,086	0.35%	January 11 - April 11
Stock indices	2,071	701,119	(418,004)	283,115	0.08%	(392)	234,291	(36,328)	197,963	0.05%	481,078	0.13%	January 11 - March 11
Subtotal	10,422	12,053,242	(823,921)	11,229,321	3.00%	(2,538)	707,065	(4,779,387)	(4,072,322)	-1.09%	7,156,999	1.91%

Forwards
Currencies		3,910,819	(2,433,754)	1,477,065	0.39%		3,697,767	(2,155,149)	1,542,618	0.41%	3,019,683	0.80%	January 11 - June 11
Subtotal		3,910,819	(2,433,754)	1,477,065	0.39%		3,697,767	(2,155,149)	1,542,618	0.41%	3,019,683	0.80%

Options
Stock indices	4	2,065	—	2,065	0.00%	(4)	—	(3,965)	(3,965)	0.00%	(1,900)	0.00%	January 11 - March 11
Subtotal	4	2,065	—	2,065	0.00%	(4)	—	(3,965)	(3,965)	0.00%	(1,900)	0.00%

Total	10,426	$15,966,126	$(3,257,675)	$12,708,451	3.39%	(2,542)	$4,404,832	$(6,938,501)	$(2,533,669)	-0.68%	$10,174,782	2.71%

No individual contract’s unrealized profit or loss comprised greater than 5% of the Partnership’s capital as of December 31, 2010.

The following tables represent the Partnership’s investment in each Non-Consolidated LLC as well as the financial statements, condensed schedules of investments, and relevant financial information of the Non-Consolidated LLCs as of and for the periods indicated through December 31, 2011:

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$30,058,051	$29,710,429	79.57%	2%	20%	Monthly
Breakout Global Horizons, LLC	32,953,719	34,228,076	56.48%	1%	15%	Monthly
Cambridge Global Horizons, LLC	35,431,925	35,240,173	72.80%	2%	20%	Monthly
Nets Global Horizons, LLC	31,341,984	32,675,816	62.57%	2%	17%	Monthly
Quantum Global Horizons, LLC	27,688,447	26,050,520	58.69%	0%	30%	Monthly

Total	$157,474,126	$157,905,014

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$32,531,776	$50,348,817	$36,251,279	$43,367,169	$35,571,819
Equity in commodity futures trading accounts:
Cash* (restricted cash $16,381,007)	4,734,333	8,411,097	13,323,485	7,851,906	13,558,210
Net unrealized profit / market value on open contracts / options	499,820	342,261	—	—	—
Due from Partnership	—	—	—	161,240	809,141
Accrued interest and other assets	3,874	5,325	—	5,425	2,950

TOTAL ASSETS	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

LIABILITIES AND PARTNERS’ CAPITAL
LIABILITIES:

Net unrealized loss / market value on open contracts / options	$—	$—	$139,082	$202,983	$850,736
Due to Partnership	744,272	104,738	439,502	—	—
Redemptions payable	—	225,000	—	225,000	75,000
Profit Shares payable	—	—	—	—	113,321
Management fees payable	12,886	21,367	22,102	31,716	—
Other fees payable	3,924	707,482	705,830	707,549	918,327

Total liabilities	761,082	1,058,587	1,306,516	1,167,248	1,957,384

TOTAL PARTNERS’ CAPITAL	37,008,721	58,048,913	48,268,248	50,218,492	47,984,736

TOTAL LIABILITIES AND PARTNERS’ CAPITAL	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

* Includes restricted cash of $3,320,183, $4,778,193, $2,845,479, $1,710,003, $3,727,149, respectively.

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (2)	Global Horizons, LLC (1)
TRADING PROFITS (LOSSES):
Realized	$417,335	$(2,044,281)	$1,247,299	$(1,308,915)	$4,940,817
Change in unrealized	496,905	342,261	(187,072)	(202,984)	(850,675)
Brokerage commissions and clearing costs	(50,900)	(29,510)	(82,306)	(16,827)	(135,855)
Total trading profits (losses)	863,340	(1,731,530)	977,921	(1,528,726)	3,954,287
INVESTMENT INCOME:
Interest	6,320	6,470	542	9,038	22,125
EXPENSES:
Management fees	128,242	97,373	163,276	251,426	—
Profit Shares	—	—	121,673	(153,999)	217,527
Other	248,900	267,593	290,007	386,161	909,540
Total expenses	377,142	364,966	574,956	483,588	1,127,067
NET INVESTMENT LOSS	(370,822)	(358,496)	(574,414)	(474,550)	(1,104,942)
NET INCOME / (LOSS)	$492,518	$(2,090,026)	$403,507	$(2,003,276)	$2,849,345

(1) For the period from May 1, 2011 through December 31, 2011.

(2) For the period from October 1, 2011 through December 31, 2011.

(3) For the period from November 1, 2011 through December 31, 2011.

The Non-Consolidated LLCs trade futures and forwards contracts. The level of trading is affected by conditions in those markets. The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, defined as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Alamo Global Horizons, LLC

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)/
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts	Net Assets
Futures
Agriculture	293	$122,526	$(53,900)	$68,626	0.19%	(300)	$120,283	$(90,608)	$29,675	0.08%	$98,301	0.27%
Currencies	92	32,162	(1,732)	30,430	0.08%	(108)	69,706	(11,735)	57,971	0.16%	88,401	0.24%
Energy	15	1,192	(17,247)	(16,055)	-0.04%	(48)	95,000	—	95,000	0.25%	78,945	0.21%
Interest rates	438	198,327	(7,059)	191,268	0.52%	(107)	16,963	(2,099)	14,864	0.04%	206,132	0.56%
Metals	57	48,763	(117,901)	(69,138)	-0.19%	(151)	200,209	(134,256)	65,953	0.18%	(3,185)	-0.01%
Stock indices	23	26,467	(2,710)	23,757	0.06%	(28)	12,741	(5,272)	7,469	0.02%	31,226	0.08%
Total	918	$429,437	$(200,549)	$228,888	0.62%	(742)	$514,902	$(243,970)	$270,932	0.73%	$499,820	1.35%

Breakout Global Horizons, LLC

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)/
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts	Net Assets
Futures
Agriculture	—	$—	$—	$—	0.00%	(295)	$—	$(670,687)	$(670,687)	-1.15%	$(670,687)	-1.15%
Currencies	317	72,800	(101,690)	(28,890)	-0.05%	(329)	651,153	(66,288)	584,865	1.01%	555,975	0.96%
Energy	—	—	—	—	0.00%	(92)	109,560	(67,675)	41,885	0.07%	41,885	0.07%
Interest rates	285	459,553	—	459,553	0.79%	(402)	—	(4,257)	(4,257)	-0.01%	455,296	0.78%
Metals	—	—	—	—	0.00%	(189)	47,950	(101,838)	(53,888)	-0.09%	(53,888)	-0.09%
Stock indices	—	—	—	—	0.00%	(17)	13,680	—	13,680	0.02%	13,680	0.02%
Total	602	$532,353	$(101,690)	$430,663	0.74%	(1,324)	$822,343	$(910,745)	$(88,402)	-0.15%	$342,261	0.59%

Cambridge Global Horizons, LLC

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)/
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts	Net Assets
Futures
Agriculture	95	$121,374	$(9,648)	$111,726	0.23%	(137)	$13,910	$(179,729)	$(165,819)	-0.34%	$(54,093)	-0.11%
Currencies	1	—	(433)	(433)	0.00%	—	—	—	—	0.00%	(433)	0.00%
Energy	73	—	(85,176)	(85,176)	-0.18%	(85)	65,091	(90)	65,001	0.13%	(20,175)	-0.05%
Interest rates	1,136	316,281	(28,778)	287,503	0.60%	(750)	9,978	(36,453)	(26,475)	-0.05%	261,028	0.55%
Metals	216	172,075	(342,767)	(170,692)	-0.35%	(251)	262,743	(164,615)	98,128	0.20%	(72,564)	-0.15%
Stock indices	60	17,980	(16,768)	1,212	0.00%	(16)	169	—	169	0.00%	1,381	0.00%
Subtotal	1,581	627,710	(483,570)	144,140	0.30%	(1,239)	351,891	(380,887)	(28,996)	-0.06%	115,144	0.24%

Forwards
Currencies		1,355,926	(474,587)	881,339	1.82%		615,879	(1,751,444)	(1,135,565)	-2.35%	(254,226)	-0.53%
Subtotal		1,355,926	(474,587)	881,339	1.82%		615,879	(1,751,444)	(1,135,565)	-2.35%	(254,226)	-0.53%

Total	1,581	$1,983,636	$(958,157)	$1,025,479	2.12%	(1,239)	$967,770	$(2,132,331)	$(1,164,561)	-2.41%	$(139,082)	-0.29%

Nets Global Horizons, LLC

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)/
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts	Net Assets
Futures
Agriculture	—	$—	$—	$—	0.00%	(171)	$123,497	$(133,455)	$(9,958)	-0.02%	$(9,958)	-0.02%
Currencies	30	47,905	(887)	47,018	0.09%	(61)	5,251	(4,825)	426	0.00%	47,444	0.09%
Energy	15	10,456	(18,160)	(7,704)	-0.02%	—	—	—	—	0.00%	(7,704)	-0.02%
Interest rates	41	46,408	—	46,408	0.09%	(148)	4,225	(191,075)	(186,850)	-0.36%	(140,442)	-0.27%
Metals	30	43,748	(174,083)	(130,335)	-0.25%	(68)	230,872	(185,972)	44,900	0.09%	(85,435)	-0.16%
Stock indices	8	13,116	(1,170)	11,946	0.02%	(52)	49,940	(68,774)	(18,834)	-0.04%	(6,888)	-0.02%

Total	124	$161,633	$(194,300)	$(32,667)	-0.07%	(500)	$413,785	$(584,101)	$(170,316)	-0.33%	$(202,983)	-0.40%

Quantum Global Horizons, LLC

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)/
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts	Net Assets
Futures
Agriculture	13	$15,504	$(1,508)	$13,996	0.03%	(94)	$1,051	$(125,130)	$(124,079)	-0.26%	$(110,083)	-0.23%
Currencies	32	20,890	(1,841)	19,049	0.04%	(86)	6,846	(38,877)	(32,031)	-0.07%	(12,982)	-0.03%
Energy	43	1,601	(24,435)	(22,834)	-0.05%	(5)	6,144	—	6,144	0.01%	(16,690)	-0.04%
Interest rates	109	184,811	—	184,811	0.39%	(1,020)	—	(719,141)	(719,141)	-1.49%	(534,330)	-1.10%
Metals	15	5,203	(30,930)	(25,727)	-0.05%	(7)	155	(2,928)	(2,773)	-0.01%	(28,500)	-0.06%
Stock indices	14	2,036	—	2,036	0.00%	(176)	3,174	(153,361)	(150,187)	-0.31%	(148,151)	-0.31%

Total	226	$230,045	$(58,714)	$171,331	0.36%	(1,388)	$17,370	$(1,039,437)	$(1,022,067)	-2.13%	$(850,736)	-1.77%

The trading profits (losses) of the Partnership’s derivatives by instrument type, as well as the location of those gains and losses on the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010 are as follows:

2011

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(5,774,791)	$(1,538,257)	$(7,313,048)
Currencies	(992,911)	(1,267,577)	(2,260,488)
Energy	(4,011,563)	(536,058)	(4,547,621)
Interest rates	20,886,245	553,178	21,439,423
Metals	3,345,246	(1,501,750)	1,843,496
Stock indices	(7,339,014)	(446,410)	(7,785,424)
Subtotal	6,113,212	(4,736,874)	1,376,338

Forwards
Currencies	564,076	(2,901,353)	(2,337,277)

Options
Currencies	3,351,068	8,090	3,359,158
Energy	586,225	—	586,225
Interest Rates	3,962,742	58,130	4,020,872
Metals	108,137	—	108,137
Stock indices	1,133,607	21,863	1,155,470
Subtotal	9,141,779	88,083	9,229,862

Total	$15,819,067	$(7,550,144)	$8,268,923

2010

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$2,727,967	$888,476	$3,616,443
Currencies	1,488,006	1,953,679	3,441,685
Energy	(9,107,488)	804,131	(8,303,357)
Interest rates	18,957,767	1,481,914	20,439,681
Metals	5,037,153	444,331	5,481,484
Stock indices	(2,288,205)	(216,105)	(2,504,310)
Subtotal	16,815,200	5,356,426	22,171,626

Forwards
Currencies	7,971,614	4,804,823	12,776,437

Options
Agriculture	(18,925)	18,925	—
Currencies	(131,018)	7,377	(123,641)
Energy	(8,990)	8,990	—
Metals	49,843	—	49,843
Stock indices	2,779	(1,900)	879
Subtotal	(106,311)	33,392	(72,919)

Total	$24,680,503	$10,194,641	$34,875,144